Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 34,442	$ 28,288	$ 23,761
Less: income tax benefit	7,407	6,223	5,751
Net share-based compensation expense	27,035	22,065	18,010
Excess tax benefit realized for the tax deductions of share-based arrangements	5,237	0	0
Excess tax benefit realized for the tax deductions of share-based arrangements	0	782	3,328
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,641	2,553	2,177
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	5,367	4,735	5,686
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	6,820	4,824	4,815
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 19,614	$ 16,176	$ 11,083